Long-term debt - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long-term debt
Long-term debt and capital lease obligations, including current maturities	$ 59,834	$ 63,520
Less current portion	(896)	(4,921)
Long-term debt	58,938	58,599
Debt instrument, unamortized discount
Unamortized discount on debt	2,843
Debt issued to entities affiliated with Deerfield | Senior Secured Credit Facility
Long-term debt
Long-term debt and capital lease obligations, including current maturities	57,156	63,075
Debt instrument, unamortized discount
Unamortized discount on debt	2,843	1,401
Capital leases, maturing through November 2020
Long-term debt
Long-term debt and capital lease obligations, including current maturities	$ 2,678	$ 445